Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 11,000
Federal income tax at the statutory rate	21.00%	21.00%	21.00%
Deferred tax assets, net operating loss carryforwards	$ 18,796	$ 18,846
Operating loss carryforwards, valuation allowances	9,000
Percentage of adjusted taxable income for interest expense subject to limitation				50.00%	50.00%
Unrecognized tax benefits that would impact effective tax rate	0
Decrease in unrecognized tax benefits within the next twelve months	1,500
Accrued interest and penalties	$ 0	$ 100
Minimum
Operating Loss Carryforwards [Line Items]
Percentage of adjusted taxable income for interest expense subject to limitation	30.00%
Federal
Operating Loss Carryforwards [Line Items]
Deferred tax assets, net operating loss carryforwards	$ 2,300
Interest expense carryforwards	386,200
Deferred tax assets, interest expense carryforwards	81,100
State
Operating Loss Carryforwards [Line Items]
Deferred tax assets, net operating loss carryforwards	7,200
Deferred tax assets, interest expense carryforwards	$ 15,900
State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards period	1 year
State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards period	20 years